Capital Stock - Summary of Stock Option Information (Detail) (Equity Option [Member], USD $)	12 Months Ended
Dec. 31, 2014
Equity Option [Member]
Schedule Of Stock Option Activity [Line Items]
Options, Granted	263,175
Options, Outstanding-end of year	263,175
Options, Exercisable-end of year	152,346
Weighted-Average Exercise Price, Granted	$ 4.16
Weighted-Average Exercise Price, Outstanding-end of year	$ 4.16
Weighted-Average Exercise Price, Exercisable-end of year	$ 4.10